Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
12. Stock-based Compensation
The Company grants stock-based awards under the Kodiak 2025 Equity Incentive Plan (the “2025 EIP”). The Company also maintains the Legacy Kodiak 2018 Equity Incentive Plan (the “2018 Plan”), under which outstanding awards continue to vest but no further awards may be granted. As of March 31, 2026, 25,961,262 and 7,455,905 shares of the Company's common stock were available for future issuance under the 2025 EIP and the 2025 Employee Stock Purchase Plan (the “ESPP”), respectively. The first offering period under the ESPP had not commenced as of March 31, 2026.
Stock Option Activity
Stock option activity under the Company’s equity incentive plan was as follows:

	Options Outstanding
	Number of Options (in thousands)	Weighted–Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2025	55,438	$1.90
Granted	—	—
Exercised	(1,650)	0.59
Forfeited	(677)	2.61
Expired	(4)	0.47
Outstanding as of March 31, 2026	53,107	$1.93	6.8	$272,103
Exercisable as of March 31, 2026	35,645	$0.84	5.8	$217,293
The aggregate intrinsic value in the above table is calculated as the difference between the exercise price of the underlying stock options and the Company’s fair value of its common stock as of the balance sheet date.
As of March 31, 2026, total unrecognized compensation expense related to unvested options was $56.2 million, which the Company expects to recognize over an estimated weighted-average period of 2.7 years.
Restricted Stock Units
RSUs activity under the Company's equity incentive plan was as follows:

	Unvested RSUs Outstanding
	Number of RSUs (in thousands)	Weighted–Average Grant-Date Fair Value
Outstanding as of December 31, 2025	2,622	$5.91
Granted	672	8.75
Vested	—	—
Forfeited	(243)	5.97
Outstanding as of March 31, 2026	3,051	$6.53
As of March 31, 2026, total unrecognized compensation expense related to unvested RSUs was $18.4 million, which the Company expects to recognize over an estimated weighted-average period of 3.9 years.
Stock-based Compensation
Total stock-based compensation recorded in the Company’s condensed consolidated statements of operations and comprehensive income (loss) was as follows (in thousands):

	Three Months Ended March 31,
	2026	2025
Research and development	$2,442	$1,185
General and administrative	3,039	482
Truck and freight operations	168	143
Sales and marketing	375	68
Total stock-based compensation	$6,024	$1,878
Stock-based compensation included in capitalized hardware and construction in progress costs was approximately $0.5 million and $0.4 million as of March 31, 2026 and December 31, 2025, respectively.

14. Stock-based Compensation
Legacy Kodiak 2018 Equity Incentive Plan
Prior to the Merger, the Company granted stock-based awards under its 2018 equity incentive plan (the “2018 Plan”), including restricted stock and incentive or nonqualified stock options to employees, directors, and service providers. As of the Closing, the 2018 Plan was replaced by the Kodiak 2025 Equity Incentive Plan (the “2025 EIP”), and no further awards may be granted under the 2018 Plan.
The 2018 Plan continues to govern the terms of all outstanding awards granted thereunder. Outstanding options generally have a contractual term of 10 years (five years for 10% stockholders) and a four-year vesting schedule, typically consisting of a one-year cliff followed by monthly vesting thereafter.
2025 Equity Incentive Plan
On September 23, 2025, the Company's stockholders approved and adopted the 2025 EIP. The 2025 EIP authorizes the issuance of up to 28,195,000 shares of Kodiak common stock, plus up to 56,100,142 additional shares of Kodiak common stock that may become available from awards granted under the 2018 Plan that are forfeited, cancelled, expired, withheld to cover taxes or exercise prices, or otherwise terminated. The 2025 Plan replaced the 2018 Plan, which expired as to future grants as of the Closing.
RSUs granted under the 2025 EIP generally have an approximately four-year vesting schedule, typically consisting of a one-year cliff for new hire grants and a six-month cliff for subsequent awards to existing employees, followed by quarterly vesting thereafter. As of December 31, 2025, 25,709,273 shares of the Company's common stock were available for future grant under the 2025 EIP.
Beginning in 2026, the 2025 EIP also provides for an annual automatic increase in the share reserve equal to the least of (i) 56,390,000 shares of Kodiak common stock, (ii) 5% of the total number of outstanding shares of Kodiak common stock as of the last day of the preceding fiscal year, or (iii) a lesser number determined by the administrator. Awards that may be granted under the 2025 EIP include stock options, stock appreciation rights, restricted stock, restricted stock units, and performance awards to employees, directors and consultants of Kodiak and employees and consultants.
2025 Employee Stock Purchase Plan
On September 23, 2025, the Company's stockholders approved and adopted the Kodiak 2025 Employee Stock Purchase Plan (the “ESPP”). The ESPP authorizes the issuance of shares of Kodiak common stock pursuant to purchase rights granted to eligible employees. Under the ESPP, 5,639,000 shares of Kodiak common stock are reserved for future issuance. The purchase price for each share during an offering period will be the lesser of 85% of the fair market value of the share on the purchase date or 85% of the fair market value of the share on the offering date. The offering dates and purchase dates for the ESPP are determined at the discretion of the Company’s board of directors. As of December 31, 2025, the Company had not commenced its ESPP.
The number of shares available for issuance under the ESPP will automatically increase on the first day of each fiscal year beginning with fiscal year 2026, by the least of (i) 11,280,000 shares of Kodiak common stock, (ii) 1% of the total number of shares of all classes of Kodiak common stock outstanding on the last day of the immediately preceding fiscal year, or (iii) such lesser number of shares as may be determined by the plan administrator prior to the first day of the applicable fiscal year. Shares issued under the ESPP may be authorized but unissued shares or treasury shares.
Stock Option Activity
Stock option activity under the Company’s equity incentive plan was as follows:

	Options Outstanding
	Number of Options (in thousands)	Weighted–Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	49,157	$0.60
Granted	11,305	7.10
Exercised	(2,558)	0.56
Forfeited	(1,958)	1.32
Expired	(508)	0.61
Outstanding as of December 31, 2025	55,438	$1.90	7.0	$500,376
Exercisable as of December 31, 2025	34,480	$0.74	6.0	$351,119
The aggregate intrinsic value in the above table is calculated as the difference between the exercise price of the underlying stock options and the Company’s fair value of its common stock as of the balance sheet date.
The weighted-average grant-date fair value per share of stock options granted during the years ended December 31, 2025, 2024, and 2023 was $6.11 ,$0.64 and $0.41 per share, respectively. The total grant-date fair value of stock options that vested during the years ended December 31, 2025, 2024, and 2023 was $10.7 million, $3.3 million and $1.9 million, respectively. As of December 31, 2025, total unrecognized compensation expense related to unvested options was $63.1 million, which the Company expects to recognize over an estimated weighted-average period of 2.9 years.
Fair Value of Stock Options
The fair value of stock options granted was estimated at the grant-date using the Black-Scholes option-pricing model using the following assumptions:

	Year Ended December 31,
	2025	2024	2023
Expected volatility	84.2% - 91.1%	87.0% - 91.9%	59.4%
Expected term (in years)	3.9 - 6.1	5.1 - 6.1	6.0
Risk-free interest rate	3.8% - 4.5%	3.6% - 4.3%	4.2%
Expected dividend yield	—	—	—
Stock Option Modification
On November 16, 2025, the Company agreed to accelerate certain unvested stock option awards and extend the post-termination exercise period for one such award in connection with the departure of a company officer. The modification resulted in total incremental expense of $3.2 million, of which $3.0 million was recognized as stock-based compensation for the year ended December 31, 2025.
Restricted Stock Units
RSUs activity under the Company's equity incentive plan was as follows:

	Unvested RSUs Outstanding
	Number of RSUs (in thousands)	Weighted–Average Grant-Date Fair Value
Outstanding as of December 31, 2024	—	$—
Granted	2,624	5.91
Vested	—	—
Forfeited	(2)	5.91
Outstanding as of December 31, 2025	2,622	$5.91
As of December 31, 2025, total unrecognized compensation expense related to unvested RSUs was $14.9 million, which the Company expects to recognize over an estimated weighted-average period of 4.1 years.
Stock-based Compensation
Total stock-based compensation recorded in the Company’s consolidated statements of operations and comprehensive loss was as follows (in thousands):

	Year Ended December 31,
	2025	2024	2023
Research and development	$7,405	$3,482	$3,270
General and administrative	10,104	1,405	1,658
Truck and freight operations	477	209	182
Sales and marketing	1,096	454	289
Total stock-based compensation	$19,082	$5,550	$5,399
Stock-based compensation included in capitalized equipment and construction in progress costs was approximately $0.4 million as of December 31, 2025, and was not material as of December 31, 2024 and 2023.